Business Combination and Recapitalization - Other (Details) $ / shares in Units, $ in Millions	Apr. 12, 2023 shares	Jan. 30, 2023 USD ($)	Jan. 26, 2023 USD ($) D employee $ / shares shares	Jan. 25, 2023 shares	Jan. 20, 2023 USD ($)	Jul. 04, 2022 USD ($) $ / shares	Jun. 30, 2023 $ / shares shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2021 $ / shares shares
Business Combination and Recapitalization
Common stock, shares authorized			340,000,000				340,000,000	340,000,000	340,000,000
Common stock, par value (in Dollars per share) | $ / shares							$ 0.0001	$ 0.0001	$ 0.0001
Preference shares, shares authorized							10,000,000	10,000,000	10,000,000
Preference shares, par value (in Dollars per share) | $ / shares							$ 0.0001	$ 0.0001	$ 0.0001
Warrants outstanding (in shares)							1,966,808	3,077,074
Maximum
Business Combination and Recapitalization
Common stock, shares authorized							340,000,000
HSAC 2 Holdings, LLC
Business Combination and Recapitalization
Sponsor share forfeiture (as percent)			25.00%
Number of shares forfeiture by sponsor			1,000,000
Insider shares subject to lock up period			4,000,000
Private shares subject to lock up period			450,000
Share lock up period			12 months
Number of warrants issued			750,000
Number of employees and directors, warrants issued | employee			11
Number of shares issuable as earnout consideration	500,000
HSAC 2 Holdings, LLC | Minimum
Business Combination and Recapitalization
Warrants exercisable term			24 months
HSAC 2 Holdings, LLC | Maximum
Business Combination and Recapitalization
Warrants exercisable term			36 months
HSAC 2 Holdings, LLC | Private warrants
Business Combination and Recapitalization
Sponsor warrant forfeiture (as percent)			50.00%
Warrants outstanding (in shares)			1,500,000
Number of warrants forfeiture by sponsor			750,000
Consideration for forfeiture of warrants | $			$ 0.0
HSAC 2 Holdings, LLC | Initial milestone event
Business Combination and Recapitalization
Number of shares forfeiture by sponsor			500,000
Sponsor share forfeiture, stock price trigger | $ / shares			$ 15.00
Sponsor share forfeiture, threshold trading days | D			20
Sponsor share forfeiture, threshold consecutive trading days | D			30
HSAC 2 Holdings, LLC | Final milestone event
Business Combination and Recapitalization
Number of shares forfeiture by sponsor			500,000
Sponsor share forfeiture, stock price trigger | $ / shares			$ 20.00
Sponsor share forfeiture, threshold trading days | D			20
Sponsor share forfeiture, threshold consecutive trading days | D			30
HSAC2
Business Combination and Recapitalization
Insider shares subject to lock up period			4,000,000
Private shares subject to lock up period			450,000
Share lock up period			12 months
Number of warrants issued			750,000
Number of employees and directors, warrants issued | employee			11
Percent of shareholders elected to participate in earnout			91.00%
HSAC2 | RTW Funds and Covidien Group | Forward purchase agreement
Business Combination and Recapitalization
Aggregate amount of shares to be issued | $						$ 10.0
HSAC2 | Medtronic | Forward purchase agreement
Business Combination and Recapitalization
Value of shares issued | $		$ 0.1			$ 9.9
HSAC2 | RTW Funds | Backstop agreement
Business Combination and Recapitalization
Share issue price (in dollars per share) | $ / shares						$ 10.00
Threshold remaining working capital and trust account for share issue | $						$ 60.0
Shares issued (in shares)				1,808,512
HSAC2 | Minimum
Business Combination and Recapitalization
Share lock up period			6 months
Warrants exercisable term			24 months
HSAC2 | Maximum
Business Combination and Recapitalization
Share lock up period			12 months
Warrants exercisable term			36 months
Number of shares issuable as earnout consideration			8,000,000
HSAC2 | Initial milestone event
Business Combination and Recapitalization
Number of shares issuable as earnout consideration	4,000,000		4,000,000
Number of shares issuable as earnout consideration due to rounding	3,999,987
HSAC2 | Final milestone event
Business Combination and Recapitalization
Number of shares issuable as earnout consideration			4,000,000
HSAC2
Business Combination and Recapitalization
Shares authorized (in shares)			350,000,000
Common stock, shares authorized			340,000,000
Common stock, par value (in Dollars per share) | $ / shares			$ 0.0001
Preference shares, shares authorized			10,000,000
Preference shares, par value (in Dollars per share) | $ / shares			$ 0.0001
Goodwill | $			$ 0.0
Intangible assets | $			$ 0.0